SIGNIFICANT TRANSACTIONS (Details) $ in Millions, ৳ in Billions	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2021 USD ($) numberOfMegahertz	Mar. 31, 2021 BDT (৳) numberOfMegahertz	Feb. 28, 2021 numberOfMegahertz
Disclosure of subsidiaries [line items]
Foreign currency loss | $		$ (10)	$ (94)	$ (8)	$ 486
Banglalink
Disclosure of subsidiaries [line items]
Spectrum, frequency band						40	40	30.6
Spectrum cost						$ 115	৳ 10
OTM
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	67.00%
Consideration paid (received) | $	$ 16
1800 MHz Spectrum | Banglalink
Disclosure of subsidiaries [line items]
Spectrum, frequency band						4.4	4.4
Frequency bands						1,800	1,800
2100 MHz Spectrum | Banglalink
Disclosure of subsidiaries [line items]
Spectrum, frequency band						5	5
Frequency bands						2,100	2,100